Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7:- PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2022	2021
Cost:
Computer and peripheral equipment	$10,629	$8,092
Office furniture and equipment	4,988	3,268
Machinery and equipment	37,702	28,474
Leasehold improvements	21,373	16,061
Building and land	19,947	12,744

	94,639	68,639

Accumulated depreciation	(34,176)	(23,593)

Property, plant and equipment, net	$60,463	$45,046

Depreciation expenses for the years ended December 31, 2022, 2021 and 2020 were $10,583, $5,252, and $3,492, respectively.